Benefit Plans, Plan Discosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	$ 39,419	$ 34,584
Actual gain on plan assets	3,325	6,880
Company contributions	2,000	0
Benefits paid	(1,751)	(2,045)
Fair value of plan assets	42,993	39,419	34,584
Funded status at end of year	9,331	11,597
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	6,150	813
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	58	69	55
Interest cost	1,374	1,273	1,426
Expected return on plan assets	(2,504)	(2,190)	(1,912)
Amortization of net actuarial loss	0	516	335
Net periodic pension (credit) expense	(1,072)	(332)	(96)
Amortization of net actuarial loss	0	(516)	(335)
Net actuarial (gain) / loss included in other comprehensive income	5,337	(8,156)	1,834
Total amount recognized in other comprehensive income	5,337	(8,672)	1,499
Total recognized in net periodic benefit income and other comprehensive income	4,265	(9,004)	1,401
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	161
Retirement Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	42,993	39,419
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	29,800	29,811
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	13,193	9,608
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,043	1,916
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,043	1,916
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	27,149	27,296
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	27,149	27,296
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	6,691	5,091
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	6,691	5,091
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	6,502	4,517
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	6,502	4,517
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	608	599
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	608	599
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	17,935	15,026
Actual gain on plan assets	1,350	2,909
Company contributions	83	60
Benefits paid	(83)	(60)
Fair value of plan assets	19,285	17,935	15,026
Funded status at end of year	12,830	15,422
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	(3,429)	(4,945)
Prior service credit	(1,367)	(2,979)
Total	(4,796)	(7,924)
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	100	50	33
Interest cost	217	101	97
Expected return on plan assets	(672)	(495)	(451)
Amortization of net actuarial loss	(297)	(49)	(29)
Net periodic pension (credit) expense	(453)	(655)	(612)
Amortization of net actuarial loss	297	49	29
Net actuarial (gain) / loss included in other comprehensive income	1,219	(2,868)	(590)
Total amount recognized in other comprehensive income	3,128	(2,092)	(299)
Total recognized in net periodic benefit income and other comprehensive income	2,675	(2,747)	(911)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	141
Amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	90
Post-Retirement Benefits Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	19,285	17,935
Post-Retirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	12,868	13,085
Post-Retirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	6,417	4,850
Post-Retirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	285	950
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	285	950
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	12,583	12,135
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	12,583	12,135
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,342	1,020
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,342	1,020
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,555	3,381
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	2,555	3,381
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,520	449
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,520	449
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	$ 0	$ 0